Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

17. Subsequent events

Subsequent to September 30, 2024, Infinite Acquisitions has loaned an additional $0.5 million to the Company pursuant to the revolving credit arrangement.

On October 18, 2024, the Company entered into a second loan amendment with Universal Kat and FAST II Sponsor in regard to the $1.25 million term loan to defer the first, second, and 50% of the third interest and principal payments to the earlier of 1) November 15, 2024; 2) within five business days after the date upon which the Company receives a distribution of funds from PDP as a result of an asset transaction; or 3) within five business days after the date upon which the Company receives cash proceeds as the result of an debt or equity fundraising transaction with one or more third parties resulting in net proceeds to the Company of $10 million or more. The remaining 50% of third interest and principal payment will occur at the earliest of 1) December 31, 2024; 2) within five business days after the date upon which the Company received a distribution of funds from PDP as result of asset transaction; or 3) within five business days after the date upon which the Company receives cash proceeds as the result of a debt or equity fundraising transaction with a third party resulting in net proceeds to the Company of $10 million or more.

The Company also entered into a second loan amendment with Katmandu Ventures in regard to the $7.221 million term loan to defer the payment of $0.9 million plus accrued interest to the earliest of 1) March 31, 2025; or 2) within five business days after the date upon which the Company receives a distribution of funds from PDP as a result of an asset transaction and within five business days after the date upon which the Company receives cash proceeds as the result of an debt or equity fundraising transaction with a third party resulting in net proceeds to the Borrower of $10 million or more.

On October 24, 2024, the Company and Exchange TRA Holders entered into an Amendment to the Tax Receivable Agreement to clarify the rights of a TRA Holder that transfers units but does not assign the transferee its rights under the TRA Agreement with respect to such transferred units.

22.    Subsequent events

Following the Closing of the Business Combination through December 31, 2023, Infinite Acquisitions loaned the Company $6.8 million pursuant to its existing $10.0 million revolving credit arrangement. Subsequent to December 31, 2023, Infinite Acquisitions has loaned an additional $4.8 million to the Company pursuant to the revolving credit arrangement through April 26, 2024. The revolving credit arrangement is subject to an annual fixed interest rate of 2.75% and matures in December 2026.

In April 2024, the Predecessor entered into a term loan agreement with Katmandu Ventures, LLC (“Katmandu Ventures”), a greater than 10% shareholder of the Company, pursuant to which Katmandu Ventures made a loan to the Predecessor in the principal amount of approximately $7.2 million, and a term loan agreement with Universal Kat Holdings, LLC (“Universal Kat”), pursuant to which Universal Kat has made a loan to the Predecessor in the principal amount of approximately $1.3 million. Such term loans bear interest at a rate of 8.88% per annum, payable quarterly in arrears, and will mature on March 31, 2025. Approximately $5.4 million of the proceeds of the term loans was used to repay a portion of the outstanding loans under the Infinite Acquisitions revolving credit arrangement.

On March 27, 2024, the Company received a formal complaint related to breach of a contract with Guggenheim Securities. Guggenheim Securities claims that the Company owes transaction fees and expenses of $9,556,512.70, in addition to anticipatory repudiation of an additional $1,500,000.00. The Company anticipates payment of the full amount to Guggenheim Securities and has accrued the entire $11.1 million as of December 31, 2023.

On April 16, 2024, QIC released the remaining $12.0 million of the $30.0 million investment to FCG upon the establishment of the employee retention and attraction incentive program. These funds can be used by FCG to fund its operations and growth and cannot be used to satisfy the commitments of other segments.

On March 7, 2024, Sierra Parima’s Katmandu Park in Punta Cana, Dominican Republic (“Katmandu Park”) was closed to visitors. The closure follows financial, operational, and infrastructure challenges at the Katmandu Park and a recent shift in the Company’s strategic focus. As of December 31, 2023 the Company fully impaired its investment in Sierra Parima. See Note 8 — Investments and advances to equity method investments.